LOANS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Summary of loans receivable, net	The loans receivable, net consists of the following:
	As of December 31,
	2019	2020
	RMB	RMB
Loans receivable	—	58,996
Allowance for credit losses	—	(27,700)
Loans receivable, net	—	31,296

Summary of balances of loans receivable by due date

The following table summarizes the balances of loans receivable by due date as of December 31, 2019 and 2020.

	As of December 31,
	2019	2020
	RMB	RMB
Undue	—	23,107
1-14 days past due	—	1,412
15 days or greater past due	—	6,777
Loans receivable, net	—	31,296

Summary of the allowance for credit losses

The movement of the allowance for credit losses for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Year ended December 31,
	2018	2019	2020
			RMB
Balance at beginning of the year	—	—	—
Current year credit losses	—	—	(27,498)
Foreign currency exchange	—	—	(202)
Balance at end of the year	—	—	(27,700)